PREPAIDS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAIDS AND OTHER CURRENT ASSETS

4.	PREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets at December 31:

	2021	2020	2019

Sales tax recoverable and other current assets	$141,568	$122,353	$81,265
Deposits on equipment	288,287	-	-
Prepaid expenses	50,668	496,364	750,000
	$480,523	$618,717	$831,265

Research and development credit, security deposits on leased properties and certain prepaid expenses were disposed of upon the sale of DenseLight on November 8, 2019.